Reconciliation of Provision Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Provision of Income Taxes [Line Items]
Income (Loss) before income tax-continuing operations	$ (14,055)	$ 9,778	$ (12,697)
Income before income tax-discontinuing operations	3,837	381	596
Tax provision at PRC enterprise income tax rate of 25%	(2,554)	2,540	(3,025)
Expenses not deductible for tax purposes and others	313	77	2,338
Preferential tax rates granted to PRC entities	537	(1,422)	333
Effect of the different income tax rates in other jurisdictions	1,456	(1,971)	1,011
Changes in valuation allowances	111	774	335
Expired operating loss carry forwards	$ 137	$ 2	4
Income tax expenses			$ 996